UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          March 31,2012
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 109 data records

Form 13F Information Table Value Total:   134484(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1723    16206 SH       Sole                                      16206
AT&T Corp.                     COM              00206r102     1687    45967 SH       Sole                      850             45117
AbbVie Inc. Common Stock       COM              00287y109     1137    27871 SH       Sole                      800             27071
Abbott Laboratories            COM              002824100     1333    37735 SH       Sole                      800             36935
Accenture Ltd. Cl A            COM              g1151c101     1524    20051 SH       Sole                     2100             17951
Ace Limited                    COM              h0023r105     1244    13975 SH       Sole                     2150             11825
Alliant Energy Corp.           COM              018802108      304     6046 SH       Sole                                       6046
Altria Group Inc.              COM              02209s103     1359    39515 SH       Sole                      950             38565
Amerisourcebergen Corporation  COM              03073e105      287     5570 SH       Sole                      600              4970
Anadarko Petroleum Corporation COM              032511107     2774    31711 SH       Sole                     1700             30011
Apache                         COM              037411105      510     6608 SH       Sole                                       6608
Apple Computer                 COM              037833100     4932    11140 SH       Sole                      200             10940
BHP Billiton Ltd.              COM              088606108      346     5050 SH       Sole                      400              4650
Baidu, Inc                     COM              056752108      261     2975 SH       Sole                      200              2775
Bank of America Corp           COM              060505104      421    34510 SH       Sole                                      34510
Bank of Montreal               COM              063671101     1905    30248 SH       Sole                      490             29758
Berkshire Hathaway Cl. B       COM              084670207      355     3398 SH       Sole                                       3398
Bristol-Myers Squibb Co.       COM              110122108      444    10775 SH       Sole                                      10775
Celgene Corporation            COM              151020104     1990    17167 SH       Sole                     2400             14767
Cenovus Energy Inc             COM              15135u109      610    19665 SH       Sole                     2000             17665
Chevron Corp.                  COM              166764100     1868    15713 SH       Sole                      800             14913
Chubb Corp.                    COM              171232101     1327    15160 SH       Sole                     2700             12460
Church & Dwight Co.            COM              171340102     1656    25612 SH       Sole                                      25612
Clarcor Inc                    COM              179895107      247     4712 SH       Sole                                       4712
Clorox Co.                     COM              189054109      318     3587 SH       Sole                                       3587
Coca-Cola Co.                  COM              191216100     4407   108975 SH       Sole                     4800            104175
Coinstar, Inc                  COM              19259p300      222     3800 SH       Sole                      350              3450
Colgate Palmolive Co.          COM              194162103     3612    30598 SH       Sole                     1000             29598
Collection House               COM              Q2621Z109       33    20000 SH       Sole                                      20000
ConocoPhillips                 COM              20825c104     3571    59410 SH       Sole                     2620             56790
CopyTele Inc                   COM              217721109        3    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100     1069    14375 SH       Sole                                      14375
DNP Select Income Fund         COM              23325p104      480    47300 SH       Sole                    11000             36300
Diageo                         COM              25243q205      308     2440 SH       Sole                      250              2190
Discover Finl Services         COM              254709108      506    11280 SH       Sole                     2000              9280
E. I. du Pont de Nemours       COM              263534109     1239    25200 SH       Sole                                      25200
EMC Corp.                      COM              268648102      631    26405 SH       Sole                     1500             24905
Eldorado Gold Corp.            COM              284902103      143    15000 SH       Sole                                      15000
Exact Sciences Corporation     COM              30063p105      167    17000 SH       Sole                                      17000
Express Scripts                COM              30219g108     1357    23550 SH       Sole                     2850             20700
Exxon Mobil                    COM              30231G102     4313    47854 SH       Sole                     2000             45854
Fastenal                       COM              311900104      627    12201 SH       Sole                      400             11801
Female Health Co               COM              314462102      109    15000 SH       Sole                                      15000
Firstenergy Corp.              COM              337932107     1420    33635 SH       Sole                      750             32885
Fiserv Inc.                    COM              337738108      449     5107 SH       Sole                     1000              4107
Freeport McMoran CP & GLD Cl B COM              35671D857      913    27556 SH       Sole                     1100             26456
General Dynamics               COM              369550108     1449    20550 SH       Sole                                      20550
Gilead Sciences Inc.           COM              375558103     1999    40830 SH       Sole                     5100             35730
Glaxosmithkline PLC            COM              37733w105      352     7500 SH       Sole                                       7500
Google, Inc.                   COM              38259p508      247      310 SH       Sole                                        310
Healthcare Services            COM              421906108     1239    48310 SH       Sole                     3950             44360
IBM Corp.                      COM              459200101     4073    19094 SH       Sole                      850             18244
Int'l Flavors & Fragrances, In COM              459506101      231     3000 SH       Sole                                       3000
Integrys Energy Group          COM              45822p105     2099    36084 SH       Sole                     2100             33984
Intel Corp.                    COM              458140100     3643   166814 SH       Sole                     5250            161564
Jazz Pharmaceuticals plc       COM              G50871105      639    11423 SH       Sole                     1100             10323
Johnson & Johnson              COM              478160104     3810    46729 SH       Sole                     3080             43649
KLA-Tencor Corp.               COM              482480100      951    18031 SH       Sole                     2600             15431
Kimberly-Clark Corp.           COM              494368103      334     3403 SH       Sole                      900              2503
Lehman Trikes Inc.             COM              525216107        0    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108      458     8052 SH       Sole                                       8052
Lindsay Corporation            COM              535555106      537     6080 SH       Sole                                       6080
Market Vectors ETF Tr Gold Min COM              57060u100     1548    40890 SH       Sole                                      40890
Market Vectors ETF Tr Jr Gold  COM              57060U589      252    15000 SH       Sole                                      15000
McDonalds Corp.                COM              580135101     2267    22741 SH       Sole                                      22741
Mckesson Corp.                 COM              58155Q103     1172    10850 SH       Sole                     1650              9200
Merck & Co., Inc.              COM              58933y105      797    18020 SH       Sole                      720             17300
Merge Technologies             COM              589499102      599   207000 SH       Sole                                     207000
Microchip Technology Incorpora COM              595017104     1325    36030 SH       Sole                                      36030
Monsanto Company               COM              61166w101      417     3945 SH       Sole                                       3945
National Fuel Gas              COM              636180101      240     3900 SH       Sole                                       3900
National-Oilwell Inc.          COM              637071101      206     2900 SH       Sole                                       2900
Neogenomics Inc New            COM              64049m209      276    70000 SH       Sole                                      70000
Nestle S A Reg B ADR           COM              641069406     3391    46785 SH       Sole                     2500             44285
Newmont Mining                 COM              651639106     1462    34900 SH       Sole                                      34900
NovaGold Resources Inc.        COM              66987e206      116    31900 SH       Sole                                      31900
Novo-Nordisk a/s adr F         COM              670100205      591     3659 SH       Sole                      700              2959
O'Reilly Automotive, Inc       COM              67103h107     1505    14690 SH       Sole                     1500             13190
Occidental Petroleum Corp.     COM              674599105     1336    17046 SH       Sole                     1050             15996
Oracle Systems Corp.           COM              68389X105     1075    33235 SH       Sole                     2400             30835
Pepsico, Inc.                  COM              713448108     2034    25708 SH       Sole                                      25708
Pfizer, Inc.                   COM              717081103      672    23280 SH       Sole                                      23280
Philip Morris International    COM              718172109      577     6215 SH       Sole                      350              5865
Procter & Gamble Co.           COM              742718109     3745    48598 SH       Sole                     2392             46206
Republic Services, Inc.        COM              760759100     1268    38400 SH       Sole                     2650             35750
Schlumberger Ltd.              COM              806857108     1942    25927 SH       Sole                                      25927
Sherwin Williams Co.           COM              824348106      201     1185 SH       Sole                      200               985
Starbucks Corp.                COM              855244109      232     4060 SH       Sole                                       4060
Stericycle Inc                 COM              858912108     2350    22125 SH       Sole                                      22125
Synacor, Inc.                  COM              871561106       83    27600 SH       Sole                                      27600
US Bancorp                     COM              902973304      249     7327 SH       Sole                                       7327
Unilever                       COM              904767704      839    19850 SH       Sole                     3800             16050
United Technologies Corp.      COM              913017109     1510    16161 SH       Sole                     1200             14961
United Therapeutics Corp       COM              91307c102     1097    18020 SH       Sole                     2500             15520
Vanguard Total Stock Market    COM              922908769      222     2735 SH       Sole                       85              2650
Varian Medical Sys Inc.        COM              92220P105      383     5316 SH       Sole                                       5316
Verizon Communications         COM              92343V104     4073    82860 SH       Sole                     3600             79260
Vista Gold                     COM              927926204      129    59400 SH       Sole                                      59400
Vodafone Group PLC             COM              92857W209     2263    79680 SH       Sole                     5600             74080
Wal-Mart Stores                COM              931142103     3345    44695 SH       Sole                     2400             42295
Wisconsin Energy               COM              976657106      475    11063 SH       Sole                     2000              9063
Yamana Gold, Inc.              COM              98462y100      169    11000 SH       Sole                                      11000
iShares MSCI Singapore Index F COM              464286673     1388    99400 SH       Sole                    14000             85400
iShares S&P Latin America 40 I COM              464287390      428     9800 SH       Sole                      400              9400
Barclays Bank Ipath S&P Future ALT              06740c188      860    42445 SH       Sole                                      42445
Central Fund of Canada Limited ALT              153501101      940    48500 SH       Sole                                      48500
Central GoldTrust              ALT              153546106     4093    68861 SH       Sole                     3945             64916
ProShares UltraShort Lehman 20 ALT              74347b201      665    10112 SH       Sole                                      10112
Rydex ETF Trust Australian Dol ALT              23129u101     1523    14605 SH       Sole                     1700             12905